UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             One Compass Advisors
Address:          200 East 12th Street
                  Jeffersonville, IN  47130


Form 13F File Number: 028-10338


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Paul H. Stropkay
Title:           CFA
Phone:           (502) 569-5770


Signature, Place, and Date of Signing:

 /s/ Paul H. Stropkay, CFA                Jeffersonville, IN           11/14/08
-----------------------------           ------------------            ---------
[Signature]                                 [City, State]              [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

28-00096        Capital Guardian Trust Co.
28-03697        Sound Shore Management, Inc.
28-04557        Wellington Management Co.
28-05621        Santa Barbara Asset Management
28-00776        Wachovia Corp. New
28-01190        Frank Russell Company

Please see Forms 13F filed by each of these Institutional Investment Managers for their holdings as sub-investment advisers to the New Covenant Funds, a registered investment company for which the Reporting Manager serves as investment adviser.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      37
                                                  -----------------------

Form 13F Information Table Value Total:              $ 11,186 ($1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                              One Compass Advisors

                            Name of Reporting Manager
                           Form 13F Information Table



Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole    Shared   None

Accenture Ltd Bermuda         CL A      G1150G111      373          9,824      SH       SOLE                    9,824
Adobe Sys Inc                 COM       00724F101      291          7,374      SH       SOLE                    7,374
Aecom Technology
   Corp Delawa                COM       00766T100      308         12,590      SH       SOLE                   12,590
Aetna Inc New                 COM       00817Y108      286          7,926      SH       SOLE                    7,926
Allstate Corp                 COM       020002101      291          6,311      SH       SOLE                    6,311
Ameren Corp                   COM       023608102      212          5,444      SH       SOLE                    5,444
Anadarko Pete Corp            COM       032511107      289          5,960      SH       SOLE                    5,960
Apollo Group Inc              CL A      037604105      399          6,735      SH       SOLE                    6,735
Apple Inc                     COM       037833100      333          2,932      SH       SOLE                    2,932
Bank of America Corporation   COM       060505104      229          6,556      SH       SOLE                    6,556
Bank of New York
   Mellon Corp                COM       064058100      250          7,667      SH       SOLE                    7,667
Becton Dickinson & Co         COM       075887109      450          5,611      SH       SOLE                    5,611
Conocophillips                COM       20825C104      377          5,151      SH       SOLE                    5,151
Corning Inc                   COM       219350105      245         15,689      SH       SOLE                   15,689
Disney Walt Co                COM       254687106      290          9,434      SH       SOLE                    9,434
Exxon Mobil Corp              COM       30231G102      219          2,820      SH       SOLE                    2,820
Franklin Res Inc              COM       354613101      252          2,859      SH       SOLE                    2,859
General Electric Co           COM       369604103      395         15,479      SH       SOLE                   15,479
Genzyme Corp                  COM       372917104      397          4,909      SH       SOLE                    4,909
International Business
   Machs                      COM       459200101      362          3,091      SH       SOLE                    3,091
Johnson & Johnson             COM       478160104      354          5,110      SH       SOLE                    5,110
Lowes Cos Inc                 COM       548661107      248         10,485      SH       SOLE                   10,485
Metlife Inc                   COM       59156R108      278          4,968      SH       SOLE                    4,968
Microsoft Corp                COM       594918104      273         10,214      SH       SOLE                   10,214
Monsanto Co New               COM       61166W101      275          2,777      SH       SOLE                    2,777
Nabors Industries Ltd         SHS       G6359F103      206          8,281      SH       SOLE                    8,281
Oracle Corp                   COM       68389X105      330         16,227      SH       SOLE                   16,227
Parker Hannifin Corp          COM       701094104      213          4,018      SH       SOLE                    4,018
Procter & Gamble Co           COM       742718109      429          6,151      SH       SOLE                    6,151
Qualcomm Inc                  COM       747525103      300          6,977      SH       SOLE                    6,977
St Jude Med Inc               COM       790849103      308          7,075      SH       SOLE                    7,075
Verizon Communications        COM       92343V104      378         11,792      SH       SOLE                   11,792
Walgreen Co                   COM       931422109      234          7,562      SH       SOLE                    7,562
Weatherford International Ltd COM       G95089101      345         13,742      SH       SOLE                   13,742
Wyeth                         COM       983024100      232          6,286      SH       SOLE                    6,286
Xcel Energy Inc               COM       98389B100      241         12,054      SH       SOLE                   12,054
Zimmer Hldgs Inc              COM       98956P102      294          4,561      SH       SOLE                    4,561